Basis of Presentation and General Information (Table) (Details)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Line Items]
Date of Incorporation	Apr. 26, 2006
Deep Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	Nov. 15, 2006
Delivery Date	December 2006
Vessel Year Built	1999
DWT	72,891
Calm Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	Nov. 15, 2006
Delivery Date	December 2006
Vessel Year Built	1999
DWT	74,047
Kind Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	Nov. 15, 2006
Delivery Date	December 2006
Vessel Year Built	1999
DWT	72,493
Pearl Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	Jul. 04, 2007
Delivery Date	August 2007
Vessel Year Built	2006
DWT	74,483
Coral Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	Sep. 27, 2007
Delivery Date	November 2007
Vessel Year Built	2006
DWT	74,477
Golden Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	Sep. 27, 2007
Delivery Date	December 2007
Vessel Year Built	2006
DWT	74,475
Prosperous Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	Aug. 05, 2009
Delivery Date	May 2012
Vessel Year Built	2012
DWT	37,293
Precious Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	Apr. 06, 2010
Delivery Date	June 2012
Vessel Year Built	2012
DWT	37,205
Priceless Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	May 05, 2010
Delivery Date	January 2013
Vessel Year Built	2013
DWT	37,202
Proud Seas
Property Plant And Equipment [Line Items]
Date of Incorporation	May 05, 2010
Delivery Date	January 2014
Vessel Year Built	2014
DWT	37,227
Hull DY4050
Property Plant And Equipment [Line Items]
Date of Incorporation	Jun. 17, 2013
DWT	63,500
Hull DY4052
Property Plant And Equipment [Line Items]
Date of Incorporation	Jun. 17, 2013
DWT	63,500
Hull YZJ1144
Property Plant And Equipment [Line Items]
Date of Incorporation	Feb. 25, 2014
Expected Delivery	2016
DWT	81,800
Hull YZJ1145
Property Plant And Equipment [Line Items]
Date of Incorporation	Feb. 25, 2014
Expected Delivery	2016
DWT	81,800
Hull YZJ1142
Property Plant And Equipment [Line Items]
Date of Incorporation	Feb. 25, 2014
Expected Delivery	2016
DWT	81,800